                                                     UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                             WASHINGTON, D.C. 20549

                                                           FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code:  9800 FREDERICKSBURG ROAD
                                                                                                SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                                                       USAA MUTUAL FUNDS TRUST
                                                                                       9800 FREDERICKSBURG ROAD
                                                                                       SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE INCOME FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

[graphic of USAA logo]

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2009

                                                                                                               (Form N-Q)
48468-0210                                                                            (c)2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

 (INS)

Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

 (LIQ)
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from SunTrust Bank.

 (LOC)
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

 (NBGA)
Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Florida General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

 EDA
Economic Development Authority

 IDA
Industrial Development Authority/Agency

 PRE
Prerefunded to a date prior to maturity

1 |  USAA Florida Tax-Free Income Fund

PORTFOLIO OF INVESTMENTS

USAA Florida Tax-Free Income Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

	FIXED-RATE INSTRUMENTS (95.8%)
	Florida (80.7%)
$6,000	Bay County Water Systems (INS) (PRE)	5.70%		9/01/2025	$6,278
5,500	Board of Education (NBGA)	5.75		6/01/2022	5,657
2,000	Brevard County Health Facilities Auth.	7.00		4/01/2039	2,177
1,500	Broward County	5.25		10/01/2034	1,554
610	Broward County Educational Facilities Auth. (INS)	5.75		4/01/2020	614
645	Broward County Educational Facilities Auth. (INS)	5.75		4/01/2021	648
2,500	Broward County Educational Facilities Auth. (INS)	5.75		4/01/2021	2,534
350	Broward County School Board (INS)	5.25		7/01/2027	371
2,000	Clearwater	5.25		12/01/2039	2,062
5,675	Department of Children and Family Services	5.00		10/01/2025	5,800
1,500	Escambia County	6.25		11/01/2033	1,512
4,000	Hialeah Gardens Health Care Facilities Auth. (LIQ)	5.00		8/15/2037	3,664
3,500	Highlands County Health Facilities Auth.	5.00		11/15/2031	3,313
4,880	Highlands County Health Facilities Auth.	5.25		11/15/2036	4,709
120	Highlands County Health Facilities Auth. (PRE)	5.25		11/15/2036	142
625	Hillsborough County (INS)	5.13		3/01/2020	636
4,000	Hillsborough County IDA	5.50		10/01/2023	4,046
5,750	Jacksonville Economic Dev. Commission	5.00		11/15/2036	5,778
2,470	Jacksonville Health Facilities Auth.	5.25		11/15/2032	2,511
4,000	Lake County School Board (INS)	5.00		7/01/2029	4,019
1,500	Miami (INS)	5.00		10/01/2034	1,506
4,400	Miami-Dade County (INS)	5.75		10/01/2024	4,489
3,000	Miami-Dade County Expressway Auth. (INS) (PRE)	6.00		7/01/2020	3,114
3,000	Miami-Dade County School Board (INS)	5.25		2/01/2027	3,171
8,000	Orange County Health Facilities Auth. (PRE)	5.75		12/01/2027	9,092
6,255	Orange County Health Facilities Auth.	5.13		11/15/2039	5,930
3,000	Orange County School Board (INS)	5.00		8/01/2032	3,049
2,000	Orange County School Board (INS)	5.50		8/01/2034	2,091
7,875	Palm Beach County School Board (PRE)	5.88		8/01/2021	8,210
5,000	Pinellas County Health Facilities Auth. (PRE)	5.50		11/15/2027	5,714
4,000	Polk County Utility Systems (INS)	5.00		10/01/2030	4,047
4,000	Port St. Lucie Utility System (INS)	4.64	(a)	9/01/2032	1,084
4,000	Port St. Lucie Utility System (INS)	4.65	(a)	9/01/2033	1,016
1,000	Sarasota County Public Hospital District	5.63		7/01/2039	1,020
4,000	Seminole Tribe (b)	5.25		10/01/2027	3,606
5,000	South Miami Health Facilities Auth.	4.63		8/15/2029	4,761
2,000	St. Johns County IDA (INS) (b)	5.50		3/01/2017	2,001
3,000	St. Petersburg Health Facilities Auth.	6.50		11/15/2039	3,231
3,400	Sumter County (INS)	5.00		6/01/2036	3,361
2,200	Tampa Housing Auth.	4.85		7/01/2036	2,140
2,250	Univ. of Tampa (INS)	5.50		4/01/2022	2,256
1,500	Univ. of Tampa (INS)	5.50		4/01/2026	1,486
1,000	West Orange Healthcare District	5.65		2/01/2022	1,007

                                                                                                                                                                                                                                                                                Portfolio of Investments |  2

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$1,165	West Palm Beach Community Redevelopment Agency	5.00%		3/01/2029	$1,086

136,493

	Arkansas (1.1%)
1,000	Dev. Finance Auth. (INS)	4.97	(a)	7/01/2028	414
1,165	Dev. Finance Auth. (INS)	4.98	(a)	7/01/2029	451
1,150	Dev. Finance Auth. (INS)	4.99	(a)	7/01/2030	414
2,500	Dev. Finance Auth. (INS)	5.03	(a)	7/01/2036	630

1,909

	Connecticut (1.5%)
5,000	Mashantucket Western Pequot Tribe, acquired 11/09/2007; cost $4,834 (b),(c)	5.75		9/01/2034	2,610

	District of Columbia (0.9%)
2,870	Community Academy Public Charter School, Inc. (INS)	4.88		5/01/2037	1,475

	Georgia (0.6%)
1,000	Fayette County School District, 4.95%, 9/01/2010 (INS)	4.95	(d)	3/01/2025	1,004

	Illinois (0.9%)
1,916	Village of Montgomery Kane and Kendall Counties (INS)	4.70		3/01/2030	1,582

	Massachusetts (1.0%)
2,000	Dev. Finance Agency (INS)	5.00		3/01/2036	1,684

	Michigan (1.7%)
10,000	Building Auth. (INS)	5.01	(a)	10/15/2030	2,824

	Mississippi (1.7%)
3,000	Hospital Equipment and Facilities Auth.	5.25		12/01/2026	2,808

	North Carolina (0.9%)
1,500	Municipal Power Agency	5.00		1/01/2030	1,536

	North Dakota (1.9%)
1,685	Williams County	5.00		11/01/2026	1,534
1,950	Williams County	5.00		11/01/2031	1,704

3,238

	South Carolina (1.0%)
1,655	Jobs EDA	5.63		11/15/2030	1,634

	Tennessee (0.9%)
4,155	Knox County Health, Educational and Housing Facilities Board	5.02	(a)	1/01/2036	795
4,000	Knox County Health, Educational and Housing Facilities Board	5.03	(a)	1/01/2037	714

1,509

3  |  USAA Florida Tax-Free Income Fund

Principal Amount (000)	Security Coupon Rate		Final Maturity		Market Value (000)
	Texas (1.0%)
$2,000	Tarrant County Cultural Education Facilities Finance Corp.	5.13%	5/15/2037		1,666

	Total Fixed-Rate Instruments (cost: $ 166,749) 161,972

	PUT BONDS (2.5%)
	Florida (2.5%)
4,000	Putnam County Dev. Auth. (INS) (cost: $4,000)	5.35	3/15/2042		$4,257

	VARIABLE-RATE DEMAND NOTES (0.6%)
	Florida (0.6%)
950	Sarasota Manatee Airport Auth. (LOC - SunTrust Bank) (cost: $950)	0.27	8/01/2014		950

	Total Investments (cost: $171,699)				$167,179

($ in 000s)	VALUATION HIERARCHY

	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs		(LEVEL 3) Significant Unobservable Inputs	Total
FIXED-RATE INSTRUMENTS	$—	$161,972		$—	$161,972
PUT BONDS	—	4,257		—	4,257
VARIABLE-RATE DEMAND NOTES	—	950		—	950
Total	$—	$167,179		$—	$167,179

                                                                                                                                                                                                                                                                                      Portfolio of Investments |  4

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund
(the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 5 |  USAA Florida Tax-Free Income Fund

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2009, were $4,870,000 and $9,390,000, respectively, resulting in net unrealized depreciation of $4,520,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $169,009,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)	Zero-coupon security. Rate represents the effective yield at the date of purchase.

                                                                                                                                                                                                                                                                 Notes to Portfolio of Investments |  6

(b)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at
December 31, 2009, was $2,610,000, which represented 1.5% of the Fund’s net assets.

(d)
Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security’s description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  7 |  USAA Florida Tax-Free Income Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.